Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2026 USD ($)	Apr. 30, 2026 USD ($)	Apr. 17, 2026 USD ($)	Dec. 24, 2025 USD ($)	Nov. 15, 2024 subsidiary
Other Commitments [Line Items]
Number of subsidiaries | subsidiary													2
Capital expenditures incurred but not paid				$ 18,659	$ 89,322	$ 11,456	$ 16,707	$ 38,009
Gain on liability extinguishment		$ 0	$ 15,417	0	$ 15,417	15,417	0	$ 0
ECCA
Other Commitments [Line Items]
Future payments of structuring fees										$ 6,500		$ 6,400
ECCA | Forecast
Other Commitments [Line Items]
Future payments of structuring fees									$ 800		$ 5,600
Parent Company Guarantees
Other Commitments [Line Items]
Guarantor obligations		900,000		900,000		900,000
Guarantor obligations, current carrying value		57,900		$ 57,900		$ 57,900
Minimum | Power Purchase Agreements ("PPA")
Other Commitments [Line Items]
Power purchase agreement, term of contract (in years)				1 year		1 year
Commitment to fund construction of facilities
Other Commitments [Line Items]
Funding commitment				$ 200,000		$ 200,000
Standby Letters of Credit
Other Commitments [Line Items]
Maximum borrowing capacity		$ 192,100		$ 192,100		$ 200,300
Location, Statement of Financial Position, Activity, Capitalization [Axis]: us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Other Commitments [Line Items]
Capital expenditures incurred but not paid							$ 15,400
Eagle Valley Clean Energy LLC
Other Commitments [Line Items]
Damages to rooftop property	$ 2,400